Schedule of Principal Assumptions Used for the Purpose of Actuarial Valuation (Details)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Retirement Benefits [Abstract]
Discount rate	1.50%	2.10%
Expected return on plan assets	3.50%	3.50%
Expected rate of salary increase	1.00%	1.00%